CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT BOND PORTFOLIO
Supplement to
Calvert Income Funds Prospectus (Class A, B, C and Y)
dated January 31, 2015
Calvert Income Funds Prospectus (Class I)
dated January 31, 2015
Date of Supplement: October 1, 2015
Effective immediately, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert Bond Portfolio (each a “Fund”) have adopted the Calvert Principles for Responsible Investment. Furthermore, effective November 16, 2015, each Fund has approved the addition of certain portfolio managers to the Funds to better reflect a team approach to portfolio management. Effective immediately, Calvert Ultra-Short Income Fund has also adopted a change to its market timing policy.
Responsible Investment Principles
Effective immediately, each Prospectus is hereby amended as follows:
The last paragraph (the last two paragraphs for Calvert Bond Portfolio) under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with the following:
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.
Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund and Calvert Ultra-Short Income Fund, delete “Tobacco Exclusion Risk” and insert the following:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance, depending on whether such sectors or investments are in or out of favor in the market.
Delete the sections “Calvert Signature Strategies – Investment Selection Process” and “Calvert Signature Strategies – Sustainable and Socially Responsible Investment Criteria” under “About Sustainable and Socially Responsible Investing” and replace it with the following:
Calvert Principles for Responsible Investment
(Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert Bond Portfolio)
We believe that most corporations deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors. As a responsible investor, Calvert seeks to invest in companies that provide positive leadership in the areas of their business operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.
Calvert seeks to invest in companies that balance the needs of financial and non-financial stakeholders and demonstrate a commitment to the global commons as well as to the rights of individuals and communities.
Calvert’s passive indices seek to include companies based on the following Principles. Calvert's active investment strategies give priority to the Principles and seek superior risk adjusted financial returns relative to market benchmarks.
Our stewardship on behalf of our clients extends to active engagement with companies held in our portfolios consistent with our proxy voting guidelines.
Advance Environmental Sustainability and Resource Efficiency

•	Reduce the negative impact of business operations on the environment

•	Manage water scarcity and ensure efficient and equitable access to clean sources

•	Mitigate impact on all types of natural capital

•	Diminish climate-related risks and reduce their carbon emissions

•	Drive sustainability innovation and resource efficiency through business operations and products and services
Contribute to Equitable Societies and Respect Human Rights

•	Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•	Respect human rights, respect culture and tradition in local communities and economies and respect Indigenous Peoples’ Rights

•	Promote diversity and gender equity across workplaces, marketplaces and communities

•	Demonstrate a commitment to employees by ensuring development, communication, appropriate economic opportunity and decent workplace standards

•	Save lives by guaranteeing product safety while promoting public health
Accountable Governance and Build Transparency

•	Provide responsible stewardship of capital in shareholders’ best interests

•	Exhibit accountable governance and develop effective boards that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•	Integrate environmental and social risks, impacts and performance in material financial disclosures in order to inform shareholders, benefit stakeholders and contribute to company strategy

•	Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•	Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust
Calvert’s commitment to these Principles signifies continuing focus on companies with superior corporate responsibility and sustainability. The application of the Principles generally precludes investments in companies that:

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Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

•	Are the subjects of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

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Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

•	Manufacture or sell firearms and/or ammunition.

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Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

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Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Delete all other references to Calvert Signature Strategies.
Addition of Portfolio Managers
Effective November 16, 2015, each Prospectus is hereby amended as follows:
Each table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows:
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Catherine P. Roy, CFA	Senior Vice President, Chief Investment Officer - Fixed Income	Since November 2015
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Mauricio Agudelo	Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Catherine P. Roy, CFA	Senior Vice President, Chief Investment Officer - Fixed Income	Since November 2015
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since August 2009
Mauricio Agudelo	Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Catherine P. Roy, CFA	Senior Vice President, Chief Investment Officer - Fixed Income	Since November 2015
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Mauricio Agudelo	Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Catherine P. Roy, CFA	Senior Vice President, Chief Investment Officer - Fixed Income	Since November 2015
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Matthew Duch	Vice President, Portfolio Manager	Since September 2011
Mauricio Agudelo	Portfolio Manager	Since January 2011
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Catherine P. Roy, CFA	Senior Vice President, Chief Investment Officer - Fixed Income	Since November 2015
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Matthew Duch	Vice President, Portfolio Manager	Since March 2011
Mauricio Agudelo	Portfolio Manager	Since November 2015
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
The table under “Management of Fund Investments – Portfolio Management” for each of Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund and Calvert Bond Portfolio is revised and restated as follows:
Calvert Investment Management, Inc.
See “About Calvert” above.
Catherine P. Roy, Vishal Khanduja, Matthew Duch, Mauricio Agudelo and Brian S. Ellis are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Catherine P. Roy, CFA
Ms. Roy has been Senior Vice President, Chief Investment Officer – Fixed Income for Calvert and a member of the Calvert Taxable Fixed Income Team since 2004. She also serves as head of the Calvert Fixed Income Strategy Committee.
Co-Portfolio Manager
Vishal Khanduja, CFA
Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009 - 2012).
Co-Portfolio Manager
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and also serves on the Calvert Fixed Income Strategy Committee.	Co-Portfolio Manager
Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004.	Co-Portfolio Manager
Brian S. Ellis, CFA
Mr. Ellis has been a member of the Calvert Taxable Fixed Income Team since May 2012 as Fixed Income Risk Analyst (Senior Fixed Income Risk Analyst from August 2013 to December 2014) and then Portfolio Manager in January 2015. He also serves on the Calvert Fixed Income Strategy Committee. Prior to May 2012, Mr. Ellis served at Calvert as a Business Analyst.
Co-Portfolio Manager
Market Timing Policy
Effective immediately, at the end of the section “Other Calvert Features/Policies – Market Timing Policy,” insert the following:
This market timing policy does not apply to Calvert Ultra-Short Income Fund. The Fund and CID, however, as explained above, reserve the right to reject any purchase order, including exchange purchases, for any reason, including purchase orders that may not be in the best interests of the Fund and/or its shareholders.

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